FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The following tables present information about the Plan’s assets measured at fair value on a recurring basis at December 31, 2025 and 2024.
Assets Measured at Fair Value on a Recurring Basis at December 31, 2025

	Investments (at Fair Value)	Level 1	Level 2	Level 3
Mutual funds	$90,800,257	$90,800,257	$—	$—
Universal Insurance Holdings Common Stock Fund	3,136,990	3,136,990	—	—
Self-directed brokerage accounts (1)	2,920,665	2,920,665	—	—
Total	$96,857,912	$96,857,912	$—	$—
(1)At December 31, 2025, self-directed brokerage accounts consisted of money market funds of $325,806, interest-bearing cash of $419,933, and corporate common stock, mutual funds, and exchange-traded funds of $2,174,926, including $266,537 of UVE Common Stock.
Assets Measured at Fair Value on a Recurring Basis at December 31, 2024

	Investments (at Fair Value)	Level 1	Level 2	Level 3
Mutual funds	$75,712,861	75,712,861	$—	$—
Universal Insurance Holdings Common Stock Fund	1,872,371	1,872,371	—	—
Self-directed brokerage accounts (2)	2,063,418	2,063,418	—	—
Total	$79,648,650	$79,648,650	$—	$—

(2)Self-directed brokerage accounts consist of money market funds of $215,473, interest-bearing cash of $280,905, corporate common stock and exchange-traded funds of $1,567,040 of which includes $255,781 of UVE Common Stock at December 31, 2024.